BUSINESS ACQUISITION AND INVESTMENT IN UNCONSOLIDATED ENTITY - Fair values of the identifiable assets and liabilities (Details) - Jan. 13, 2021 - Future Gas Station (Beijing) Technology, Ltd	CNY (¥)	USD ($)	USD ($)
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Less Noncontrolling Interest [Abstract]
Cash	¥ 471,843		$ 74,173
Trade accounts receivable, net	(831,049)		(130,639)
Other receivables, net	144,285		22,681
Contract costs, net	75,250		11,829
Prepaid expenses	91,132		14,326
Property and equipment, net	118,130		18,570
Intercompany receivables	6,850,000		1,076,804
Intangible assets customer relationship	7,000,000		1,100,384
Goodwill	6,996,895		1,099,895
Trade accounts payable	(1,032,078)		(162,240)
Other payables	(1,273,182)		(200,141)
Other payable- related parties	(479,959)		(75,448)
Deferred revenue	(39,786)		(6,254)
Accrued payroll and employees' welfare	(1,629,519)		(256,157)
Taxes payable	(64,253)		(10,100)
Deferred tax liability	(1,050,000)		(165,060)
Total	17,009,807		$ 2,673,901
Deemed equity consideration to acquire 8% equity interest in FGS	1,689,807	$ 265,634
Fair value of previously held equity interest	30,530,000	4,799,244
Non-controlling interest	34,790,000	5,468,906
Capital contribution receivable due from non-controlling Interest	(50,000,000)	(7,859,883)
Total	¥ 17,009,807	$ 2,673,901